Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 341,029	$ 262,735	$ 149,739
Cost of revenue	338,166	476,168	114,066
Gross profit (loss)	2,863	(213,433)	35,673
Operating expenses:
Sales and marketing	31,344	27,292	13,176
Research and development	29,894	26,513	11,240
General and administrative	122,829	293,168	31,623
Transaction expenses	1,668	12,886	672
Total operating expense	185,735	359,859	56,711
Loss from operations	(182,872)	(573,292)	(21,038)
Interest expense, net	(1,487)	(3,331)	(7,874)
Loss on disposal of assets	(292)	(46)	(8)
Gain (loss) on fair value remeasurement of contingent consideration	218	(19,405)	271
Change in fair value of derivative warrant liabilities	10,132	(11,412)
(Loss) gain on foreign currency	(8,979)	3,032	114
Total other expense	(408)	(31,162)	(7,497)
Loss before income taxes	(183,280)	(604,454)	(28,535)
Income tax (expense) benefit	(1,714)	11,701	(1,813)
Gain from equity method investment	3,358
Net loss	(181,636)	(592,753)	(30,348)
Preferred share accretion	0	(11,327)	(31,870)
Net loss attributable to common stockholders	$ (181,636)	$ (604,080)	$ (62,218)
Loss per share attributable to common stockholders:
Basic	$ (0.91)	$ (4)	$ (0.89)
Diluted	$ (0.91)	$ (4)	$ (0.89)
Weighted average common stock outstanding:
Basic	198,939,079	150,912,333	70,040,242
Diluted	198,939,079	150,912,333	70,040,242